Mezzanine Equity (Details) - USD ($)	4 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 07, 2023	Dec. 31, 2022
Series A Preferred Shares [Abstract]
Deemed dividend		$ 1,509,700	$ 931,034
Total mezzanine equity		121,111,110		$ 119,601,410
Dividends paid		$ 700,000	151,667
Series A Preferred Shares [Member]
Series A Preferred Shares [Abstract]
Preferred stock, issued (in shares)		140,000		140,000
Preferred stock, par value (in dollars per share)		$ 0.001
Preferred shares, stated amount (in dollars per share)		$ 1,000			$ 1,000
Effective interest rate		3.71%
Expected life of preferred stock		9 years
Deemed dividend	$ 931,034	$ 1,509,700
Total mezzanine equity	$ 118,103,169	121,111,110	$ 118,103,169	$ 119,601,410		$ 0
Fair value measurement of preferred stock		1,509,700
Series A Preferred Shares [Member] | Related Party [Member] | Castor [Member]
Series A Preferred Shares [Abstract]
Dividend payable		322,778		$ 315,000
Dividends paid		$ 700,000